Employee benefits	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee benefits

27. Employee benefits

a) Employee costs includes

	Year ended March 31,
	2017		2018		2019
Salaries and bonus	₹	258,207	₹	261,981	₹	289,005
Employee benefits plans
Gratuity and other defined benefit plans		1,095		1,532		1,459
Defined contribution plans		7,037		7,363		7,372
Share based compensation		1,742		1,347		1,938

	₹	268,081	₹	272,223	₹	299,774

The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2017		2018		2019
Cost of revenues	₹	226,595	₹	228,937	₹	251,818
Selling and marketing expenses		26,051		28,070		30,972
General and administrative expenses		15,435		15,216		16,984

	₹	268,081	₹	272,223	₹	299,774

Defined benefit plan actuarial (gains)/ losses recognized in other comprehensive income include:

	Year ended March 31,
	2017	2018	2019
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₹ (189)	₹ (18)	₹ (49)
Actuarial loss/ (gain) arising from financial assumptions	363	(296)	73
Actuarial loss/ (gain) arising from demographic assumptions	(73)	(54)	(40)
Actuarial loss/ (gain) arising from experience adjustments	(313)	(454)	(266)

	₹ (212)	₹ (822)	₹ (282)

b) Defined benefit plans

Defined benefit plans include gratuity for employees drawing salary in Indian rupees and certain benefits plans in foreign jurisdictions

Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2017		2018		2019
Current service cost	₹	1,130	₹	1,525	₹	1,434
Net interest on net defined benefit liability/(asset)		(35)		7		25

Net gratuity cost/(benefit)		1,095		1,532		1,459

Actual return on plan assets	₹	692	₹	501	₹	607

Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2018		2019
Defined benefit obligation at the beginning of the year	₹	8,270	₹	8,654
Acquisitions (Note 32)		38		1,094
Current service cost		1,525		1,434
Interest on obligation		490		583
Benefits paid		(865)		(1,047)
Remeasurement loss/(gains)
Actuarial loss/(gain) arising from financial assumptions		(296)		73
Actuarial loss/(gain) arising from demographic assumptions		(54)		(40)
Actuarial loss/(gain) arising from experience adjustments		(454)		(266)

Defined benefit obligation at the end of the year	₹	8,654	₹	10,485

Change in plan assets is summarized below:

	As at March 31,
	2018		2019
Fair value of plan assets at the beginning of the year	₹	7,919	₹	8,507
Acquisitions (Note 32)		28		109
Expected return on plan assets		483		558
Employer contributions		59		254
Benefits paid		—		(34)
Remeasurement (loss)/gains
Return on plan assets excluding interest income		18		49

Fair value of plan assets at the end of the year	₹	8,507	₹	9,443

Present value of unfunded obligation	₹	(147)	₹	(1,042)

Recognized asset/(liability)	₹	(147)	₹	(1,042)

As at March 31, 2018 and 2019, plan assets were primarily invested in insurer managed funds

The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the mandate provided to them by the trustees and the asset allocation is within the permissible limits prescribed in the insurance regulations.

The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2018	2019
Discount rate	6.30%	6.05%
Expected return on plan assets	6.30%	6.05%
Expected rate of salary increase	6.89%	6.80%
Duration of defined benefit obligations	8 years	8 years

The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.

The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.

The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2020	₹	1,331

Estimated benefit payments from the fund for the year ending March 31:
2020	₹	1,686
2021		1,203
2022		1,171
2023		1,150
2024		1,133
Thereafter		7,552

Total	₹	13,895

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2019.

Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 0.5 percentage.

As at March 31, 2019, every 0.5 percentage point increase/(decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately ₹ (405) and ₹ 435 respectively (March 31, 2018: ₹ (320) and ₹ 341 respectively).

As at March 31, 2019, every 0.5 percentage point increase/(decrease) in expected rate of salary will result in increase/(decrease) of defined benefit obligation by approximately ₹ 245 and ₹ (229) respectively (March 31, 2018: ₹ 184 and ₹ (173) respectively).

c) Provident fund:

The details of fund and plan assets are given below:

	As at March 31,
	2018		2019
Fair value of plan assets	₹	46,016	₹	53,015
Present value of defined benefit obligation		(46,016)		(53,015)

Net (shortfall)/ excess	₹	—	₹	—

The plan assets have been primarily invested in government securities and corporate bonds.

The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2018	2019
Discount rate for the term of the obligation	7.35%	7.00%
Average remaining tenure of investment portfolio	7 years	8 years
Guaranteed rate of return	8.55%	8.65%